Item G.1.b.iii   	The Central and Eastern Europe Fund, Inc. - New or Amended
Investment Advisory Contracts

FIRST AMENDMENT TO THE
INVESTMENT ADVISORY AGREEMENT
BETWEEN
THE CENTRAL AND EASTERN EUROPE FUND, INC. (formerly known as THE
CENTRAL EUROPE AND RUSSIA FUND, INC.)
AND
DWS INTERNATIONAL GMBH

      This FIRST AMENDMENT is made as of November 1, 2019 to that certain Investment Advisory Agreement (the "Agreement") between THE CENTRAL AND EASTERN EUROPE FUND, INC. and DWS INTERNATIONAL GMBH, formerly known as DEUTSCHE ASSET MANAGEMENT INTERNATIONAL GMBH
("DeAMI"), dated as of February 1, 2012.

      Now, therefore, in consideration of the mutual promises set forth and for other good and valuable consideration, the parties hereby agree to amend the Agreement as follows:

      1.	The Agreement is hereby amended, effective as of November 1, 2019,
	  by replacing Section 2.1 in its entirety with the new Section 2.1 as follow:

	  2.1   	The Fund will pay DeAMI an annual advisory fee hereunder of
	  0.750% of the Fund's average weekly net assets up to and including U.S.
	  $100 million, 0.600% of such assets in excess of U.S. $100 million and
	  up to and including U.S. $500 million, 0.550% of such assets in excess
	  of U.S. $500 million and up to and including U.S. $750 million, and
	  0.500% of such assets in excess of U.S. $750 million, computed by or on
	  behalf of the Fund on the basis of net asset value at the end of each
	  week and payable at the end of each calendar month.

      2.	Except as amended by this FIRST AMENDMENT, the Agreement remains
	  in full force and effect.

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IN WITNESS WHEREOF, the parties hereto have caused this FIRST AMENDMENT to the
Agreement to be executed by their dually authorized officers designated below as of the day and year first written above.

THE CENTRAL AND EASTERN
EUROPE FUND, INC.  							DWS INTERNATIONAL GMBH

By: /s/ Hepsen Uzcan							By:  /s/ Georg Schuh

Name:  Hepsen Uzcan							Name: Georg Schuh
Title:    President							Title:


By: /s/ John Millette							By:  /s/ Dirk Schneider

Name:  John Millette							Name: Dirk Schneider
Title:    Secretary							Title: